Schedule of liabilities related to assets held to sale (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Sale and Leaseback		R$ 68
Rental of spaces in stores	[1]	233	186
Checkstand	[2]	41	29
Gift card and others		2	2
Marketing		12	11
Total		356	228
Current		356	227
Non-current			R$ 1

[1]	Rental of backlight panels.
[2]	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.